Goodwill and Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - Marketwise, LLC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 18,709	$ 14,121	$ 14,121
Accumulated Amortization	(10,265)	(9,042)	(6,940)
Net Book Value	8,444	5,079	7,181
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets	1,052	199	34
Cost	19,761	14,320	14,155
Intangible assets, net	9,496	5,278	7,215
Cryptocurrencies
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets	0	4	34	$ 347	$ 857
Internet domain names
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite-lived intangible assets	1,052	195
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Cost	12,369	8,705	8,705
Accumulated Amortization	(7,491)	(6,675)	(5,332)
Net Book Value	$ 4,878	$ 2,030	$ 3,373
Weighted-Average Remaining Useful Life (in years)	4 years 9 months 18 days	2 years 8 months 12 days	3 years 2 months 12 days
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 3,578	$ 2,921	$ 2,921
Accumulated Amortization	(1,637)	(1,433)	(1,089)
Net Book Value	$ 1,941	$ 1,488	$ 1,832
Weighted-Average Remaining Useful Life (in years)	5 years 9 months 18 days	4 years 10 months 24 days	5 years 9 months 18 days
Capitalized software development costs
Finite-Lived Intangible Assets, Net [Abstract]
Cost	$ 2,762	$ 2,495	$ 2,495
Accumulated Amortization	(1,137)	(934)	(519)
Net Book Value	$ 1,625	$ 1,561	$ 1,976
Weighted-Average Remaining Useful Life (in years)	3 years 4 months 24 days	3 years 9 months 18 days	4 years 9 months 18 days